UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                                       811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/2008

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Premier Core Value Fund Dreyfus Premier Limited Term High Yield Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Value Fund
September 30, 2008 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)

Banks--10.5%
Bank of America	245,316	8,586,060
Citigroup	424,113	8,698,558
JPMorgan Chase & Co.	437,070	20,411,169
Wells Fargo & Co.	253,140 a	9,500,344
		47,196,131
Consumer Discretionary--7.5%
Gap	127,320	2,263,750
Home Depot	201,230	5,209,845
Johnson Controls	74,890 a	2,271,414
Lowe's Cos.	107,050	2,536,015
McDonald's	36,000	2,221,200
News, Cl. A	465,870	5,585,781
Omnicom Group	110,200	4,249,312
Royal Caribbean Cruises	79,880 a	1,657,510
Time Warner	421,620	5,527,438
Toll Brothers	74,060 a,b	1,868,534
		33,390,799
Consumer Staples--13.6%
Cadbury, ADR	76,828 a	3,145,338
CVS Caremark	140,900	4,742,694
Dr. Pepper Snapple Group	102,331 b	2,709,725
Estee Lauder, Cl. A	60,990 a	3,044,011
Kellogg	88,670	4,974,387
Kraft Foods, Cl. A	253,474	8,301,273
Molson Coors Brewing, Cl. B	77,090 a	3,603,957
PepsiCo	68,800	4,903,376
Philip Morris International	201,590	9,696,479
Procter & Gamble	120,570	8,402,523
Wal-Mart Stores	87,310	5,228,996
Walgreen	71,490	2,213,330
		60,966,089
Energy--15.1%
Anadarko Petroleum	34,050	1,651,765
Chevron	197,600	16,298,048
Devon Energy	90,060	8,213,472
Exxon Mobil	287,572	22,332,842
Hess	33,660	2,762,813

Marathon Oil	83,480	3,328,348
Occidental Petroleum	57,130	4,024,808
Schlumberger	57,450	4,486,270
XTO Energy	91,950	4,277,514
		67,375,880
Financial--15.5%
ACE	61,050	3,304,636
Aflac	44,970	2,641,987
Ameriprise Financial	49,480	1,890,136
AON	75,460	3,392,682
Capital One Financial	42,400	2,162,400
Chubb	85,760	4,708,224
Fifth Third Bancorp	145,290	1,728,951
Franklin Resources	70,730	6,233,435
Goldman Sachs Group	38,070	4,872,960
Lincoln National	80,540	3,447,917
MetLife	139,370 a	7,804,720
Moody's	66,790 a	2,270,860
Northern Trust	61,270	4,423,694
PNC Financial Services Group	103,040	7,697,088
Principal Financial Group	59,140	2,571,999
Prudential Financial	29,940 a	2,155,680
T. Rowe Price Group	53,460	2,871,337
U.S. Bancorp	145,010 a	5,223,260
		69,401,966
Health Care--9.1%
Abbott Laboratories	164,840	9,491,487
Aetna	61,710	2,228,348
Amgen	105,870 b	6,274,915
Baxter International	34,880	2,289,174
Covidien	67,210	3,613,210
Merck & Co.	124,300	3,922,908
Schering-Plough	126,770	2,341,442
Thermo Fisher Scientific	40,880 b	2,248,400
Wyeth	229,040	8,460,738
		40,870,622
Index--.5%
iShares Russell 1000 Value Index
Fund	35,020	2,237,428
Industrial--9.5%
Dover	55,060	2,232,683
Eaton	61,000	3,426,980
General Electric	736,150	18,771,825
Honeywell International	53,700	2,231,235

Lockheed Martin	47,880	5,251,000
Raytheon	54,090	2,894,356
Tyco International	41,310	1,446,676
Union Pacific	29,260	2,082,142
Waste Management	130,900	4,122,041
		42,458,938
Information Technology--4.4%
Accenture, Cl. A	93,190	3,541,220
Automatic Data Processing	59,270	2,533,792
Cisco Systems	197,310 b	4,451,314
Intel	122,550	2,295,361
International Business Machines	21,320	2,493,587
Microsoft	93,860	2,505,123
Nokia, ADR	87,490	1,631,688
		19,452,085
Materials--2.9%
Air Products & Chemicals	29,150	1,996,484
Celanese, Ser. A	64,510	1,800,474
Dow Chemical	70,140	2,229,049
Freeport-McMoRan Copper & Gold	65,660	3,732,771
International Paper	125,090	3,274,856
		13,033,634
Telecommunications--4.0%
AT & T	462,345	12,908,672
Sprint Nextel	205,940 b	1,256,234
Verizon Communications	110,930	3,559,744
		17,724,650
Utilities--6.2%
Entergy	68,390	6,087,394
Exelon	104,085	6,517,803
FPL Group	61,230	3,079,869
NRG Energy	80,890 a,b	2,002,028
PG & E	62,210	2,329,765
Questar	53,080	2,172,034
Southern	142,780 a	5,381,378
		27,570,271
Total Common Stocks
(cost $437,011,028)		441,678,493

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,641,000)	3,641,000 [c]	3,641,000

Investment of Cash Collateral for
Securities Loaned--4.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,073,118)	20,073,118 [c]	20,073,118
Total Investments (cost $460,725,146)	104.1%	465,392,611
Liabilities, Less Cash and Receivables	(4.1%)	-18,452,208
Net Assets	100.0%	446,940,403

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $20,396,232 and the total market value of the collateral held by the fund is $20,073,118.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $460,725,146.

Net unrealized appreciation on investments was $4,667,465 of which $45,358,099 related to appreciated investment securities and $40,690,634 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	465,392,611		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	465,392,611		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Premier Limited Term High Yield Fund
September 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--89.7%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--1.3%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	679,000	565,268
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	5,300,000 a	4,412,249
Lamar Media,
Gtd. Notes	7.25	1/1/13	110,000	100,100
R.H. Donnelley,
Sr. Unscd. Notes	8.88	10/15/17	1,655,000 a	570,975
				5,648,592
Aerospace & Defense--1.4%
Esterline Technologies,
Gtd. Notes	6.63	3/1/17	1,375,000	1,313,125
Hawker Beechcraft Acquisition,
Gtd. Notes	8.50	4/1/15	410,000	377,200
Hawker Beechcraft Acquisition,
Gtd. Notes	8.88	4/1/15	315,000	286,650
Hawker Beechcraft Acquisition,
Gtd. Notes	9.75	4/1/17	1,290,000 a	1,161,000
L-3 Communications,
Gtd. Notes	6.13	7/15/13	475,000	444,125
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	1,410,000	1,304,250
L-3 Communications,
Gtd. Notes	7.63	6/15/12	965,000	952,937
				5,839,287
Asset-Backed Ctfs./Home Equity Loans--.0%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M8	7.20	9/25/37	90,000	4,284
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M7	7.20	9/25/37	180,000	16,828
				21,112
Automobile Manufacturers--.5%
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	835,000	363,225
General Motors,

Sr. Unscd. Notes	7.20	1/15/11	1,690,000 a	997,100
General Motors,
Sr. Unscd. Notes	8.38	7/15/33	2,354,000 a	953,370
				2,313,695
Automotive, Trucks & Parts--.9%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	1,288,000 a	1,281,560
Goodyear Tire & Rubber,
Gtd. Notes	9.00	7/1/15	847,000 a	842,765
Tenneco Automotive,
Sr. Scd. Notes, Ser. B	10.25	7/15/13	618,000	638,085
United Components,
Gtd. Notes	9.38	6/15/13	1,403,000	1,171,505
				3,933,915
Chemicals--1.7%
Airgas,
Gtd. Notes	6.25	7/15/14	750,000 a	708,750
Arco Chemical,
Sr. Scd. Notes	10.25	11/1/10	105,000	95,025
El Paso Natural Gas,
Sr. Unscd. Bonds	8.38	6/15/32	795,000 b	765,547
Huntsman International,
Gtd. Notes	7.88	11/15/14	915,000	791,475
Huntsman,
Scd. Notes	11.63	10/15/10	652,000	666,670
Ineos Group Holdings,
Scd. Notes	8.50	2/15/16	1,340,000 c	730,300
Mosaic,
Sr. Unscd. Notes	7.38	12/1/14	475,000 b,c	492,358
Mosaic,
Sr. Unscd. Notes	7.63	12/1/16	150,000 b,c	153,490
Nalco,
Gtd. Notes	7.75	11/15/11	825,000	812,625
Nalco,
Gtd. Notes	8.88	11/15/13	1,103,000	1,105,757
Reichhold Industries,
Sr. Notes	9.00	8/15/14	825,000 c	796,125
				7,118,122
Commercial & Professional Services--2.7%
Aramark,
Gtd. Notes	8.50	2/1/15	1,022,000	965,790
Corrections Corp. of America,
Gtd. Notes	6.25	3/15/13	1,710,000	1,607,400
Corrections Corp. of America,

Gtd. Notes		7.50	5/1/11	1,515,000	1,516,894
Education Management,
Gtd. Notes		8.75	6/1/14	625,000	525,000
Education Management,
Gtd. Notes		10.25	6/1/16	2,736,000 a	2,202,480
Hertz,
Gtd. Notes		8.88	1/1/14	1,445,000	1,253,537
Hertz,
Gtd. Notes		10.50	1/1/16	991,000 a	832,440
Ipayment,
Gtd. Notes		9.75	5/15/14	2,270,000	1,827,350
Service Corp. International,
Sr. Unscd. Notes		6.75	4/1/15	555,000	487,013
					11,217,904
Commercial Mortgage Pass-Through Ctfs.--.2%
Global Signal Trust,
Ser. 2006-1, Cl. F		7.04	2/15/36	1,080,000 c	959,893
Diversified Financial Services--10.2%
Biomet,
Gtd. Notes		11.63	10/15/17	12,685,000	12,811,850
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	2,190,000	1,762,950
FMC Finance III,
Gtd. Notes		6.88	7/15/17	810,000	783,675
Ford Motor Credit,
Sr. Unscd. Notes		7.00	10/1/13	470,000	289,110
Ford Motor Credit,
Sr. Unscd. Notes		7.38	10/28/09	11,820,000	9,505,041
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	920,000	582,446
Ford Motor Credit,
Sr. Unscd. Notes		8.63	11/1/10	1,135,000	805,191
GMAC,
Sr. Unscd. Notes	EUR	5.38	6/6/11	1,000,000 d	605,352
GMAC,
Sr. Unscd. Notes		5.63	5/15/09	385,000 a	275,123
GMAC,
Sr. Unscd. Notes		6.63	5/15/12	850,000	360,095
GMAC,
Sr. Unscd. Notes		6.75	12/1/14	585,000	224,746
GMAC,
Sr. Unscd. Notes		6.88	9/15/11	680,000	303,570
GMAC,
Sr. Unscd. Notes		7.00	2/1/12	805,000	328,318

GMAC,
Sr. Unscd. Notes	7.75	1/19/10	2,215,000 a	1,326,588
GMAC,
Sr. Unscd. Notes	8.00	11/1/31	1,785,000	674,259
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	1,820,000 c	1,446,900
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	8,320,000	8,132,800
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	540,000	511,650
Omega Healthcare Investors,
Sr. Notes	7.00	4/1/14	710,000	656,750
Omega Healthcare Investors,
Gtd. Notes	7.00	1/15/16	765,000	692,325
Snoqualmie Entertainment
Authority, Sr. Scd. Notes	6.88	2/1/14	310,000 b,c	224,750
Snoqualmie Entertainment
Authority, Sr. Scd. Notes	9.13	2/1/15	160,000 c	116,400
UCI Holdco,
Sr. Unscd. Notes	10.30	12/15/13	530,830 b	406,085
				42,825,974
Diversified Metals & Mining--1.9%
Arch Western Finance,
Sr. Scd. Notes	6.75	7/1/13	750,000 b	708,750
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,500,000 b,c	1,629,900
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	3,095,000	3,044,589
Freeport-McMoran Copper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,015,000	1,987,739
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	805,000	780,850
				8,151,828
Electric Utilities--10.0%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,210,000	2,929,125
AES,
Sr. Unscd. Notes	8.00	10/15/17	2,960,000	2,686,200
AES,
Sr. Scd. Notes	8.75	5/15/13	597,000 c	602,970
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	1,010,000	914,050
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	3,445,000	3,324,425

Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	12,645,000 c	11,475,337
FPL Energy National Wind,
Sr. Scd. Bonds	6.13	3/25/19	302,304 c	297,489
FPL Energy Wind Funding,
Notes	6.88	6/27/17	20 c	20
Intergen,
Sr. Scd. Bonds	9.00	6/30/17	585,000 c	587,925
Ipalco Enterprises,
Sr. Scd. Notes	7.25	4/1/16	900,000 c	864,000
Midwest Generation,
Pass Thru Certificates, Cl. A	8.30	7/2/09	71,562	72,503
Midwest Generation,
Pass Thru Certificates, Cl. B	8.56	1/2/16	1,152,024	1,186,585
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	1,625,000	1,572,188
Mirant Mid Atlantic Trust,
Pass Thru Certificates, Cl. B	9.13	6/30/17	715,622	772,872
Mirant North America,
Gtd. Notes	7.38	12/31/13	4,320,000	4,082,400
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,321,000	1,416,783
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,050,000	976,500
NRG Energy,
Gtd. Notes	7.38	1/15/17	3,050,000 a	2,783,125
NSG Holdings,
Sr. Scd. Notes	7.75	12/15/25	1,000,000 c	955,000
Reliant Energy,
Sr. Unscd. Notes	7.63	6/15/14	1,585,000	1,196,675
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	3,200,000	3,293,370
				41,989,542
Environmental Control--.9%
Allied Waste North America,
Sr. Scd. Notes	6.88	6/1/17	3,445,000	3,221,075
WCA Waste,
Gtd. Notes	9.25	6/15/14	825,000	779,625
				4,000,700
Food & Beverages--2.1%
Dean Foods,
Gtd. Notes	7.00	6/1/16	750,000	656,250
Del Monte,
Gtd. Notes	8.63	12/15/12	2,136,000 b	2,125,320

Smithfield Foods,
Sr. Unscd. Notes, Ser. B	7.75	5/15/13	850,000	718,250
Smithfield Foods,
Sr. Unscd. Notes	7.75	7/1/17	750,000 a	592,500
Smithfield Foods,
Sr. Unscd. Notes, Ser. B	8.00	10/15/09	675,000	658,125
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	505,000	474,700
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,915,000	2,871,275
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	835,000	814,125
				8,910,545
Health Care--8.0%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	6,285,000 a,c	5,986,463
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,300,000	2,196,500
Davita,
Gtd. Notes	6.63	3/15/13	1,745,000	1,666,475
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	905,000	932,150
HCA,
Sr. Unscd. Notes	6.30	10/1/12	9,895,000	8,583,913
HCA,
Sr. Unscd. Notes	6.50	2/15/16	1,450,000	1,156,375
HCA,
Sr. Unscd. Notes	6.95	5/1/12	899,000	836,070
HCA,
Sr. Unscd. Notes	8.75	9/1/10	854,000	845,460
HCA,
Sr. Scd. Notes	9.13	11/15/14	1,955,000	1,906,125
HCA,
Sr. Scd. Notes	9.25	11/15/16	5,235,000	5,104,125
Health Management Associates,
Sr. Unscd. Notes	6.13	4/15/16	1,075,000	865,375
Idearc,
Gtd. Notes	8.00	11/15/16	3,720,000	1,032,300
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	966,000	903,209
Tenet Healthcare,
Sr. Unscd. Notes	6.38	12/1/11	645,000	598,238
Universal Hospital Services,
Sr. Scd. Notes	6.30	6/1/15	185,000 b	163,725

Universal Hospital Services,
Sr. Scd. Notes	8.50	6/1/15	835,000	782,813
				33,559,316
Holding Companies--.9%
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,055,000	2,795,325
Stena,
Sr. Notes	7.50	11/1/13	1,001,000	978,478
				3,773,803
Lodging & Entertainment--4.0%
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,235,000 a	1,092,975
Caesars Entertainment,
Gtd. Notes	7.88	3/15/10	230,000 a	179,975
Cinemark,
Sr. Discount Notes	9.75	3/15/14	2,125,000 e	2,053,281
Gaylord Entertainment,
Gtd. Notes	8.00	11/15/13	900,000 a	787,500
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	3,190,000 a	2,153,250
Marquee Holdings,
Sr. Discount Notes	9.51	8/15/14	610,000 a,e	452,925
Marquee Holdings,
Sr. Discount Notes	12.00	8/15/14	162,000 e	120,285
MGM Mirage,
Gtd. Notes	8.38	2/1/11	3,396,000 a	2,793,210
Mohegan Tribal Gaming,
Gtd. Notes	6.38	7/15/09	1,723,000	1,645,465
Pinnacle Entertainment,
Unscd. Notes	8.75	10/1/13	950,000	914,375
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	1,629,000 c	1,657,507
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,395,000	1,220,625
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,220,000 c	884,500
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	835,000	789,075
				16,744,948
Machinery--1.3%
Case New Holland,
Gtd. Notes	7.13	3/1/14	1,565,000	1,431,975
Case,
Sr. Unscd. Notes	7.25	1/15/16	650,000	591,500

Columbus McKinnon,
Gtd. Notes	8.88	11/1/13	605,000	626,175
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	835,000 c	688,875
Terex,
Gtd. Notes	7.38	1/15/14	2,260,000	2,067,900
				5,406,425
Manufacturing--1.8%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	1,750,000 c	1,636,250
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	1,450,000 c	1,442,750
Koppers,
Scd. Notes	9.88	10/15/13	320,000	331,200
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	385,000	306,075
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	2,670,000	2,523,150
RBS Global & Rexnord,
Gtd. Notes	11.75	8/1/16	1,555,000 a	1,477,250
				7,716,675
Media--9.6%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	5,917,000 b	5,591,565
CCH I,
Sr. Scd. Notes	11.00	10/1/15	4,160,000 a	2,766,400
CCH II,
Sr. Unscd. Notes	10.25	9/15/10	10,105,000 a	9,145,025
CCH II,
Gtd. Notes	10.25	10/1/13	2,055,000 a	1,736,475
Chattem,
Sr. Sub. Notes	7.00	3/1/14	826,000	780,570
Clear Channel Communication,
Sr. Unscd. Notes	10.75	8/1/16	1,275,000 c	669,375
CSC Holdings,
Sr. Unscd. Notes, Ser. B	8.13	7/15/09	750,000	744,375
Dex Media West/Finance,
Sr. Unscd. Notes, Ser. B	8.50	8/15/10	520,000 a	461,500
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	3,699,000	2,302,627
Dex Media,
Sr. Unscd. Notes	8.00	11/15/13	50,000	23,250
Echostar DBS,
Gtd. Notes	6.38	10/1/11	742,000	684,495

Echostar DBS,
Gtd. Notes	7.13	2/1/16	4,392,000	3,546,540
ION Media Networks,
Sr. Sub. Notes	11.00	7/31/13	35,172 c	7,562
Kabel Deutschland,
Sr. Scd. Notes	10.63	7/1/14	3,470,000	3,417,950
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	2,040,000 c	1,356,600
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	325,000	255,125
Mediacom Broadband,
Sr. Unscd. Notes	8.50	10/15/15	2,025,000	1,680,750
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	5,015,000 a	4,513,500
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	410,000	309,550
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	611,057 e	510,233
				40,503,467
Oil & Gas--6.7%
Aquila,
Sr. Unscd. Notes	7.95	2/1/11	525,000	543,884
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,315,000	2,176,100
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	1,950,000	1,876,875
Cie Generale de
Geophysique-Veritas, Gtd. Notes	7.50	5/15/15	1,190,000	1,142,400
Cie Generale de
Geophysique-Veritas, Gtd. Notes	7.75	5/15/17	250,000	238,750
Cimarex Energy
Gtd. Notes	7.13	5/1/17	2,355,000	2,178,375
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,435,000	3,005,625
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	270,000	256,500
Forest Oil,
Gtd. Notes	7.25	6/15/19	320,000	275,200
Newfield Exploration,
Sr. Sub. Notes	6.63	4/15/16	2,390,000	2,139,050
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	2,705,000	2,556,225
Range Resources,
Gtd. Notes	7.25	5/1/18	810,000	769,500

Sabine Pass LNG,
Sr. Scd. Notes	7.25	11/30/13	530,000	421,350
Sabine Pass LNG,
Sr. Scd. Notes	7.50	11/30/16	1,680,000	1,318,800
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	2,810,000	2,620,325
Williams Cos.,
Sr. Unscd. Notes	4.79	10/1/10	2,375,000 b,c	2,332,169
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	860,000 a	847,647
Williams Cos.,
Sr. Unscd. Notes	7.63	7/15/19	1,500,000	1,480,175
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	1,170,000	1,172,347
Williams Partners,
Sr. Unscd. Notes	7.25	2/1/17	790,000	735,814
				28,087,111
Packaging & Containers--3.7%
Ball,
Gtd. Notes	6.88	12/15/12	90,000	90,337
Crown Americas,
Gtd. Notes	7.63	11/15/13	1,249,000	1,236,510
Crown Americas,
Gtd. Notes	7.75	11/15/15	3,835,000	3,758,300
Jefferson Smurfit,
Sr. Unscd. Notes	8.25	10/1/12	500,000	420,000
Norampac,
Gtd. Notes	6.75	6/1/13	2,380,000 a	1,796,900
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	1,319,000	1,259,645
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	515,000	515,000
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	1,700,000 c	1,445,000
Silgan Holdings,
Sr. Sub. Notes	6.75	11/15/13	530,000	484,950
Smurfit-Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	3,585,000 a	2,814,225
Smurfit-Stone Container,
Sr. Unscd. Notes	8.38	7/1/12	2,305,000	1,947,725
				15,768,592
Paper & Forest Products--2.5%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	2,210,000 c	2,022,150

NewPage,
Sr. Scd. Notes	10.00	5/1/12	190,000	171,000
NewPage,
Gtd. Notes	12.00	5/1/13	3,944,000 a	3,470,720
Verso Paper Holdings,
Sr. Scd. Notes, Ser. B	6.55	8/1/14	755,000 b	626,650
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	5,320,000 a	4,335,800
				10,626,320
Real Estate Investment Trusts--.3%
Host Hotels & Resorts,
Sr. Scd. Notes, Ser. Q	6.75	6/1/16	625,000	514,062
Host Hotels & Resorts,
Sr. Scd. Notes, Ser. M	7.00	8/15/12	1,025,000	919,937
				1,433,999
Retail--2.4%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,245,000	1,139,175
Invista,
Sr. Unscd. Notes	9.25	5/1/12	3,710,000 c	3,663,625
Levi Strauss & Co.,
Sr. Unscd. Notes	9.75	1/15/15	1,755,000	1,474,200
Neiman Marcus Group,
Gtd. Notes	9.00	10/15/15	1,225,000	1,032,063
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	2,251,000 a	1,896,467
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	1,145,000	1,001,875
				10,207,405
Special Purpose Entity--.4%
Hexion U.S. Finance/Nova Scotia
Finance, Sr. Scd. Notes	7.30	11/15/14	235,000 b	170,375
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	1,626,000	1,361,775
				1,532,150
Specialty Steel--.5%
Steel Dynamics,
Gtd. Notes	7.38	11/1/12	1,200,000	1,104,000
Steel Dynamics,
Sr. Notes	7.75	4/15/16	950,000 c	850,250
				1,954,250
Technology--4.6%
Amkor Technologies,
Sr. Notes	9.25	6/1/16	2,055,000	1,736,475

Belden,
Sr. Sub. Notes		7.00	3/15/17	750,000	671,250
Ceridian,
Sr. Unscd. Notes		11.25	11/15/15	11,770,000 a,c	9,739,675
First Data,
Gtd. Notes		9.88	9/24/15	2,380,000 a,c	1,871,275
Freescale Semiconductor,
Gtd. Notes		8.88	12/15/14	945,000	656,775
Sungard Data Systems,
Gtd. Notes		10.25	8/15/15	5,296,000 a	4,620,760
					19,296,210
Telecommunications--9.2%
ALLTEL Communications,
Gtd. Notes		10.38	12/1/17	1,850,000 c	2,118,250
Centennial Cellular Operating,
Gtd. Notes		10.13	6/15/13	1,330,000	1,323,350
Centennial Communication,
Sr. Unscd. Notes		10.00	1/1/13	4,479,000 a	4,311,038
Centennial Communications,
Sr. Unscd. Notes		8.13	2/1/14	1,165,000 b	1,159,175
Citizens Communications,
Sr. Unscd. Notes		9.25	5/15/11	1,305,000	1,311,525
Cricket Communications I,
Gtd. Notes		9.38	11/1/14	275,000	257,125
Digicel Group,
Sr. Unscd. Notes		8.88	1/15/15	2,095,000 a,c	1,765,038
Digicel Group,
Sr. Unscd. Notes		9.13	1/15/15	1,712,000 a,c	1,442,360
Frontier Communications,
Sr. Unscd. Notes		6.25	1/15/13	740,000	696,525
General Cable,
Gtd. Notes		7.13	4/1/17	1,455,000 a	1,316,775
Intelsat,
Sr. Unscd. Notes		6.50	11/1/13	7,300,000	4,708,500
Intelsat,
Sr. Unscd. Notes		7.63	4/15/12	3,905,000	2,967,800
Local Insight Regatta Holdings,
Sr. Sub. Notes		11.00	12/1/17	505,000 c	285,325
Nordic Telephone Holdings,
Sr. Scd. Notes	EUR	8.25	5/1/16	1,175,000 c,d	1,389,495
Nordic Telephone Holdings,
Sr. Scd. Bonds		8.88	5/1/16	945,000 c	864,675
Nortel Networks,
Gtd. Notes		10.75	7/15/16	1,055,000	651,462

Qwest Communications
International, Gtd. Notes	7.25	2/15/11	1,775,000 b	1,690,688
Qwest,
Sr. Unscd. Notes	6.07	6/15/13	625,000 b	534,375
Qwest,
Bank Note, Ser. B	6.95	6/30/10	375,000 b	357,187
Qwest,
Bank Note, Ser. B	6.95	6/30/10	477,000 b	454,343
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	650,000	565,500
Qwest,
Sr. Unscd. Notes	7.88	9/1/11	440,000	424,600
Rogers Wireless,
Sr. Scd. Notes	9.63	5/1/11	1,145,000	1,227,696
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,440,000	1,638,392
Virgin Media Finance,
Gtd. Notes	8.75	4/15/14	1,680,000	1,419,600
Wind Acquisition Finance,
Sr. Scd. Bonds	10.75	12/1/15	1,100,000 c	1,083,500
Windstream,
Gtd. Notes	8.13	8/1/13	1,919,000	1,832,645
Windstream,
Gtd. Notes	8.63	8/1/16	1,234,000	1,144,535
				38,941,479
Total Bonds and Notes
(cost $429,170,281)				378,483,259

Preferred Stocks--.1%			Shares	Value ($)

Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $1,557,951)			1,482	522,410

Common Stocks--.1%

Cable & Media--.0%
Time Warner Cable, Cl. A			8 f	194
Computers--.0%
Sinclair Broadcast Group, Cl. A			39,736	200,269
Electric Utilities--.1%
Mirant			2,226 a,f	40,714
Total Common Stocks
(cost $468,909)				241,177
			Principal

Short-Term Investments--7.8%	Amount ($)	Value ($)

U.S. Government Agencies
Federal National Mortgage
Association, 1.85%, 11/13/08
(cost $33,076,701)	33,150,000 [g]	33,076,701

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,380,000)	1,380,000 [h]	1,380,000
Investment of Cash Collateral for
Securities Loaned--15.1%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $63,681,465)	63,681,465 [h]	63,681,465

Total Investments (cost $529,335,307)	113.1%	477,385,012
Liabilities, Less Cash and Receivables	(13.1%)	-55,259,607
Net Assets	100.0%	422,125,405

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $59,081,449 and the total market value of the collateral held by the fund is $63,681,465.
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to $66,535,526 or 15.8% of net assets.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Non-income producing security.
g	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
h	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $529,335,307.

Net unrealized depreciation on investments was $51,950,295 of which $665,540 related to appreciated investment securities and $52,615,835 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 9/30/2008 ($)

Purchases:
Euro,
expiring 12/17/2008	20,000	28,149	28,248	99

Sales:
Euro,
expiring 12/17/2008	1,700,000	2,392,648	2,401,076	(8,428)

				(8,329)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	65,302,642		0

Level 2 - Other Significant Observable Inputs	412,082,370		(8,329)

Level 3 - Significant Unobservable Inputs	0		0

Total	477,385,012		(8,329)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)